BALANCES SHEET (Parenthetical) - Winvest Group Ltd [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		300,000,000
Preferred Stock, Shares Outstanding	227,838,680	227,838,680
Preferred Stock, Shares Issued	227,838,680	227,838,680
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	4,500,000,000	4,500,000,000
Common Stock, Shares, Outstanding	17,411,217
Common Stock, Shares, Issued	17,411,217